[USAA                        USAA MUTUAL FUND, INC.
EAGLE                        AGGRESSIVE GROWTH FUND
LOGO (R)]                         GROWTH FUND
                            FIRST START GROWTH FUND
                        SUPPLEMENT DATED APRIL 16, 2004
                           TO EACH FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2003

THE  PROSPECTUS  FOR EACH OF THE  ABOVE-NAMED  FUNDS IS HEREBY  SUPPLEMENTED  AS
FOLLOWS:

The Aggressive Growth Fund, Growth Fund, and First Start Growth Fund continue to be subadvised by Marsico Capital Management, LLC (MCM). Effective April 30, 2004, James A. Hillary no longer will co-manage these Funds with Thomas F. Marsico. Instead, on and after that date, Mr. Marsico will be the sole portfolio manager of these Funds on behalf of MCM. All references to the portfolio management of these Funds or to MCM throughout each prospectus should be read in accordance with the above information.

WITH RESPECT TO THE FIRST START GROWTH FUND, THE INFORMATION UNDER INITIAL PURCHASE FOUND ON PAGE 19 OF THE FUND'S PROSPECTUS IS AMENDED TO READ AS
FOLLOWS:

$3,000 [$250 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs].

                                                                      46841-0404